Net Income (Loss) Per Common Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Net Income (Loss) Per Common Unit

Note 12  — Net Income (Loss) Per Common Unit

The Company uses the two-class method when computing net loss per common unit as the Company’s redeemable convertible preferred units meet the definition of a participating security. The two-class method determines net income (loss) per common unit and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires earnings available to common unit holders for the period to be allocated between common unit and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed. Accordingly, in periods in which the Company reports a net loss or a net loss attributable to common units resulting from preferred unit dividends, net losses are not allocated to participating securities.

Basic net income (loss) per common unit is computed by dividing the net income (loss) attributable to common unit holders by the weighted-average number of common units outstanding for the period. The diluted net income (loss) per common unit is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per unit attributable to common unit holders is the same as basic net loss per unit attributable to common unit holders, because potentially dilutive common units are anti-dilutive.

The following table presents the calculation of basic and diluted net loss per unit (in thousands, except per unit data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$32,804	$9,416	$(36,410)	$(47,040)
Less: Remeasurement of redeemable convertible preferred units	—	(51,638)	(426,101)	(45,009)
Less: Undistributed earnings attributable to preferred units	(15,185)	—	—	—
Net income (loss) attributable to common units for basic net income (loss) per unit	$17,619	$(42,222)	$(462,511)	$(92,049)
Add: Interest on D-1 Convertible Notes	3,313	—	—	—
Net income (loss) allocated to common units for diluted net income (loss) per unit	$20,932	$(42,222)	$(462,511)	$(92,049)
Denominator
Weighted average units used to compute net income (loss) per unit attributable to common units — basic	338,566	176,824	285,210	176,824
Dilutive effect of common unit warrants	5,430	—	—	—
Dilutive effect of conversion of D-1 Convertible Notes	119,796	—	—	—
Weighted average units used to compute net income (loss) per unit attributable to common units — diluted	463,792	176,824	285,210	176,824
Net income (loss) per common unit-basic	$0.05	$(0.24)	$(1.62)	$(0.52)
Net income (loss) per common unit — diluted	$0.05	$(0.24)	$(1.62)	$(0.52)

For the three and nine months ended September 30, 2021, UARs to be settled in up to 13,519,910 common units were excluded from the table below because the units are subject to performance conditions that were not achieved as of this date. For the three and nine months ended September 30, 2020, UARs to be settled in up to 13,090,191 common units were excluded from the table below because the units are subject to performance conditions that were not achieved as of this date. The following outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit for the periods presented because their effect would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Common unit warrants outstanding	—	7,453	5,430	7,453
Series A preferred unit warrants outstanding	—	—	—	—
Conversion of Series D-1 convertible notes	—	111,967	119,796	111,967
Redeemable convertible preferred units outstanding	292,201	292,201	292,201	292,201
Total	292,201	411,621	417,427	411,621

Note 13 — Net Loss Per Common Unit

The Company uses the two-class method when computing net loss per common unit as the Company’s redeemable convertible preferred units meet the definition of a participating security. The two-class method determines net loss per common unit and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires earnings available to common unit holders for the period to be allocated between common unit and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed. Accordingly, in periods in which the Company reports a net loss or a net loss attributable to common units resulting from preferred unit dividends, net losses are not allocated to participating securities. The Company reported a net loss attributable to common unit holders for all periods presented.

Basic net loss per common unit is computed by dividing the net loss attributable to common unit holders by the weighted-average number of units of common units outstanding for the period. The diluted net loss per common unit is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per unit attributable to common unit holders is the same as basic net loss per unit attributable to common unit holders, because potentially dilutive common units are anti-dilutive.

The following table presents the calculation of basic and diluted net loss per unit (in thousands, except per unit data):

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(92,338)	$(84,872)
Remeasurement of redeemable convertible preferred units	(202,433)	(42,186)
Net loss attributable to common units	$(294,771)	$(127,058)
Denominator
Weighted average units used to compute net loss per unit attributable to common units - basic and diluted	176,824	173,408
Net loss per common unit, basic and diluted	$(1.67)	$(0.73)

As of December 31, 2020 and 2019, UARs to be settled in up to 13,344,514 and 17,358,445 common units, respectively were excluded from the table below because the units are subject to performance conditions that were not archived as of this date. The following outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit for the periods presented because their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2020	2019
Common unit warrants outstanding	7,453	7,453
Series A preferred unit warrants outstanding	—	5,000
Conversion of Series D-1 convertible notes	114,820	—
Redeemable convertible preferred units outstanding	292,201	288,798
Total	414,474	301,251